UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-06721______

_______BlackRock Insured Municipal 2008 Term Trust, Inc._______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Insured Municipal 2008 Term Trust, Inc.
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257

Date of fiscal year end:___December 31, 2006
Date of reporting period:__March 31, 2006

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (unaudited)

BlackRock Insured Municipal 2008 Term Trust (BRM)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—132.4%
			Alabama—2.2%
AAA	$ 2,410		Auburn Univ. RB, 5.00%, 4/01/09, AMBAC	No Opt. Call	$ 2,501,339
AAA	6,555		Birmingham Jefferson Civic Ctr. Auth. ST, Ser. A, 4.25%, 1/01/09, FSA	No Opt. Call	6,656,340

					9,157,679

			Alaska—0.9%
AAA	4,000		Anchorage GO, Ser. B, 3.75%, 7/01/09, MBIA	No Opt. Call	4,007,080

			Arizona—2.1%
AAA	4,000		Chandler GO, Zero Coupon, 7/01/08, FGIC	No Opt. Call	3,670,240
AAA	1,000		Phoenix Str. & Hwy. RB, 4.25%, 7/01/09, FGIC	No Opt. Call	1,018,120
AAA	4,200		Pima Cnty. Str. & Hwy. RB, 4.125%, 7/01/09, FGIC	07/08 @ 101	4,260,228

					8,948,588

			California—2.3%
			Dept. of Wtr. Res. Pwr. Sply. RB,
AAA	5,000		Ser. A, 3.125%, 5/01/08, FSA	No Opt. Call	4,944,000
AAA	5,000		Ser. A, 3.375%, 5/01/09, MBIA	No Opt. Call	4,966,050

					9,910,050

			Colorado—2.5%
AAA	2,000		E-470 Pub. Hwy. Auth. RB, Ser. B, Zero Coupon, 9/01/11, MBIA	No Opt. Call	1,605,180
AAA	1,000		El Paso Cnty. COP, Detention Fac. Proj., Ser. B, 3.20%, 12/01/08, AMBAC	No Opt. Call	983,980
AAA	6,965		Regl. Transp. Dist. COP, Transp. Vehicles Proj., Ser. A, 5.00%, 6/01/08, MBIA	06/07 @ 101	7,148,110
AAA	1,000		Thornton COP, 3.25%, 12/01/08, AMBAC	No Opt. Call	984,870

					10,722,140

			Delaware—0.2%
AAA	650		Delaware River & Bay Auth. RB, 3.25%, 1/01/09, MBIA	No Opt. Call	639,639

			District of Columbia—3.1%
			Dist. of Columbia GO,
AAA	195	[3]	Ser. B, 5.50%, 6/01/09, FSA	ETM	205,770
AAA	2,605		Ser. B, 5.50%, 6/01/09, FSA	No Opt. Call	2,740,929
AAA	10,000		Ser. B-1, 5.50%, 6/01/08, AMBAC	No Opt. Call	10,373,300

					13,319,999

			Florida—4.8%
AAA	2,280		Broward Cnty. Sch. Brd. COP, Ser. B, 4.25%, 7/01/09, FSA	No Opt. Call	2,310,187
AAA	13,890		Dept. of Env. Protection Presvtn. RB, Ser. B, 5.00%, 7/01/09, MBIA	No Opt. Call	14,452,823
AAA	1,300		Palm Beach RB, Restoration Proj., Ser. A, 5.00%, 1/01/09, FSA	No Opt. Call	1,344,928
AAA	2,080		Tampa Wtr. & Swr. RB, 5.50%, 10/01/08, FSA	No Opt. Call	2,171,749

					20,279,687

			Georgia—6.0%
AAA	5,000		Georgia GO, Ser. E, 5.25%, 2/01/10	No Opt. Call	5,291,900
AAA	20,000		Monroe Cnty. PCRB, Pwr. Co. Plant Vogtle Proj., 4.20%, 1/01/12, AMBAC	No Opt. Call	20,154,200

					25,446,100

			Hawaii—5.0%
			Hawaii GO,
AAA	6,510		Ser. CY, 4.00%, 2/01/09, FSA	No Opt. Call	6,566,832
AAA	8,045		Ser. CZ, 3.25%, 7/01/09, FSA	No Opt. Call	7,896,167
			Honolulu City & Cnty. GO,
AAA	1,880		Ser. A, 5.00%, 3/01/09, MBIA	No Opt. Call	1,948,263
AAA	4,750		Ser. E, 4.00%, 7/01/08, FGIC	No Opt. Call	4,789,283

					21,200,545

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Illinois—13.3%
			Chicago Park Dist., Pkg. Rev. GO,
AAA	$ 1,750		Ser. A, 3.50%, 1/01/09, FGIC	No Opt. Call	$ 1,735,370
AAA	1,000		Ser. C, 3.00%, 1/01/09, AMBAC	No Opt. Call	972,790
AAA	3,105	[3]	Chicago Pub. Bldg. RB, Ser. A, Zero Coupon, 1/01/07, MBIA	ETM	3,022,003
			Cook Cnty. High Sch. GO,
AAA	2,000		Arlington Heights Proj., 4.50%, 12/01/08, FSA	No Opt. Call	2,041,040
AAA	1,175	[3]	J. Sterling Morton Twnshp. Proj., Zero Coupon, 12/01/09, FGIC	ETM	1,022,109
AAA	4,805		J. Sterling Morton Twnshp. Proj., Zero Coupon, 12/01/09, FGIC	No Opt. Call	4,166,319
AAA	13,000		Dev. Fin. Auth., Gas Sply. RB, 3.05%, 2/01/33, AMBAC	No Opt. Call	12,733,370
AAA	8,985		Du Page Cnty. Forest Presvtn. Dist. GO, Zero Coupon, 11/01/08	No Opt. Call	8,127,022
			Illinois GO,
AAA	6,750		Ser. 1, 3.50%, 7/01/08, MBIA	No Opt. Call	6,728,130
AAA	5,000		Ser. 1, 3.75%, 7/01/09, MBIA	No Opt. Call	5,007,350
AAA	1,455		Kane & Du Page Cntys. Sch. Dist. GO, Ser. A, 3.75%, 1/01/09, FSA	No Opt. Call	1,456,062
			Met. Pier & Expo. Auth. Ded. St. Tax RB, McCormick Place Expansion Proj.,
AAA	8,385	[3]	Zero Coupon, 6/15/08, FGIC	ETM	7,733,486
AAA	215		Zero Coupon, 6/15/08, FGIC	No Opt. Call	197,996
AAA	1,570	[3]	Ser. A, Zero Coupon, 6/15/08, FGIC	ETM	1,448,011

					56,391,058

			Kansas—0.2%
AAA	1,000		Dev. Fin. Auth. Pub. Wtr. Sply. RB, 4.00%, 4/01/09, AMBAC	No Opt. Call	1,009,260

			Kentucky—0.8%
AAA	3,890		Owensboro Elec. Lt. & Pwr. RB, Ser. B, Zero Coupon, 1/01/09, AMBAC	No Opt. Call	3,494,815

			Louisiana—1.3%
AAA	5,770		Pub. Facs. Auth. RB, Ochsner Clinic Fndtn. Proj., Ser. A, 3.50%, 5/15/09, MBIA	No Opt. Call	5,693,374

			Michigan—4.9%
AAA	6,315		Detroit City Sch. Dist. GO, Sch. Bldg. & Site Impvt. Proj., Ser. A, 4.00%, 5/01/09, FGIC	No Opt. Call	6,374,866
AAA	1,665	[3]	Detroit GO, 3.50%, 4/01/09, MBIA	ETM	1,656,592
AAA	3,000		Michigan Trunk Line RB, Ser. A, 4.125%, 11/01/08, FSA	No Opt. Call	3,039,780
AAA	2,535		Washtenaw Cmnty. Coll. GO, 4.00%, 4/01/09, MBIA	No Opt. Call	2,562,758
AAA	2,695		West Ottawa Pub. Sch. Dist. GO, Ser. B, 3.50%, 5/01/09, FGIC	No Opt. Call	2,686,403
AAA	2,000		Western Twnshps. Util. Auth. Swr. Disp. Sys. GO, 5.00%, 1/01/09, FGIC	No Opt. Call	2,071,780
AAA	2,160		Wyandotte Elec. RB, 6.25%, 10/01/08, MBIA	No Opt. Call	2,234,218

					20,626,397

			Mississippi—0.5%
AAA	2,175		De Soto Cnty. Sch. Dist. GO, 3.25%, 2/01/09, FSA	No Opt. Call	2,140,222

			Nevada—2.6%
AAA	6,270		Clark Cnty. Sch. Dist. GO, Ser. A, 4.00%, 6/01/09, FGIC	No Opt. Call	6,323,421
			Dept. of Bus. & Ind. RB, Las Vegas Monorail Proj.,
AAA	2,085		Zero Coupon, 1/01/09, AMBAC	No Opt. Call	1,855,671
AAA	3,585		Zero Coupon, 1/01/10, AMBAC	No Opt. Call	3,055,531

					11,234,623

			New Jersey—1.2%
AAA	1,220		Econ. Dev. Auth. RB, Econ. Recovery Fund, Ser. A, 4.50%, 3/15/09, MBIA	No Opt. Call	1,248,682
			Monmouth Cnty. Impvt. Auth. Gov’t. Loan RB,
AAA	1,220		3.10%, 4/15/09, AMBAC	No Opt. Call	1,192,233
AAA	1,000		5.00%, 12/01/08, FSA	No Opt. Call	1,034,590
AAA	1,750		Transp. Trust Fund Auth. Transp. Sys. RB, Ser. C, 5.25%, 12/15/08, AMBAC	No Opt. Call	1,820,227

					5,295,732

			New Mexico—1.1%
AAA	2,030		Farmington Util. Sys. RB, Ser. A, 3.50%, 5/15/09, FSA	No Opt. Call	2,020,479
AAA	2,600		Fin. Auth. Pub. Impvt. Proj. RB, Ser. A, 3.80%, 6/01/08, MBIA	No Opt. Call	2,608,996

					4,629,475

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			New York—11.9%
AAA	$ 2,000		Erie Cnty. Pub. Impvt. GO, Ser. A, 4.50%, 3/15/09, FGIC	No Opt. Call	$ 2,045,900
AAA	15,500		New York City GO, Ser. E, 6.20%, 8/01/07, MBIA	No Opt. Call	16,006,695
AAA	4,250		New York City Hlth. & Hosp. Corp. Hlth. Sys. Svcs. RB, Ser. A, 3.50%, 2/15/09, AMBAC	No Opt. Call	4,229,260
			New York GO,
AAA	1,450	[3]	Ser. E, 6.125%, 8/01/06, MBIA	ETM	1,462,659
AAA	3,550		Ser. E, 6.125%, 8/01/06, MBIA	No Opt. Call	3,580,636
AAA	15,915		Ser. F, 5.25%, 9/15/09, MBIA	09/08 @ 101	16,662,050
AAA	4,000		Port Auth. of NY & NJ RB, Ser. 129, 2.875%, 11/01/08, FSA	No Opt. Call	3,907,200
AAA	2,715		Thruway Auth. Svc. Contract RB, Local Hwy. & Brdg. Proj., Ser. A, 5.40%, 1/01/09, MBIA	05/06 @ 101	2,745,245

					50,639,645

			North Carolina—8.2%
			Eastn. Mun. Pwr. Agcy. Sys. RB,
AAA	13,500		Ser. B, 6.125%, 1/01/09, FGIC	No Opt. Call	14,358,870
AAA	5,000		Ser. B, 7.00%, 1/01/08, CAPMAC	No Opt. Call	5,290,650
AAA	14,675	[4]	Ser. B, 7.25%, 1/01/07, CAPMAC	N/A	15,070,785

					34,720,305

			Ohio—0.5%
AAA	2,000		Bldg. Auth. RB, Worker’s Comp. Facs., Ser. A, 5.00%, 4/01/09, FGIC	No Opt. Call	2,078,100

			Oregon—2.0%
AAA	2,905		Dept. of Admin. Svcs. COP, 5.00%, 11/01/08, FSA	No Opt. Call	3,005,426
AAA	2,255		Dept. of Admin. Svcs., Lottery RB, Ser. C, 3.125%, 4/01/09, FSA	No Opt. Call	2,210,216
AAA	1,285		Lane Cnty. Sch. Dist. No. 4 GO, 3.00%, 1/01/09, FSA	No Opt. Call	1,255,586
AAA	2,000		Washington & Clackamas Cntys. Sch. Dist. GO, 3.75%, 6/15/08, MBIA	No Opt. Call	2,004,100

					8,475,328

			Pennsylvania—11.7%
AAA	1,460		Bensalem Twnshp. Sch. Dist. GO, 3.25%, 8/15/09, FGIC	No Opt. Call	1,432,771
AAA	1,500		Bristol Twnshp. Sch. Dist. GO, 4.25%, 2/15/09, FGIC	No Opt. Call	1,525,815
			Dauphin Cnty. Gen. Auth. RB, HAPSCO-Western PA Hosp. Proj.,
AAA	5,275		Ser. A, 6.25%, 7/01/08, MBIA	05/06 @ 100	5,283,387
AAA	2,725	[3]	Ser. B, 6.25%, 7/01/08, MBIA	ETM	2,803,534
			Dept. of Gen. Svcs. COP,
AAA	2,075		4.50%, 5/01/08, FSA	No Opt. Call	2,109,839
AAA	2,120		4.50%, 11/01/08, FSA	No Opt. Call	2,167,467
AAA	2,165		4.50%, 5/01/09, FSA	No Opt. Call	2,220,511
AAA	2,220		4.50%, 11/01/09, FSA	No Opt. Call	2,281,849
AAA	3,500		Indiana Cnty. Indl. Dev. Auth. PCRB, Elec. & Gas Corp. Proj., Ser. A, 6.00%, 6/01/06, MBIA	No Opt. Call	3,512,880
AAA	16,250		Lehigh Cnty. Indl. Dev. Auth. PCRB, 3.125%, 11/01/08, AMBAC	No Opt. Call	15,984,800
AAA	3,175		Philadelphia GO, 4.10%, 9/15/08, FSA	No Opt. Call	3,213,259
AAA	3,125		Pittsburgh Pub. Pkg. Auth. Pkg. RB, 3.25%, 12/01/08, AMBAC	No Opt. Call	3,086,844
AAA	3,955		West Chester Area Sch. Dist. GO, Ser. AA, 3.65%, 1/15/09, MBIA	07/07 @ 100	3,959,232

					49,582,188

			South Carolina—0.9%
AAA	2,020		Chester Cnty. Sch. Dist. GO, 3.25%, 2/01/09, FSA	No Opt. Call	1,991,599
AAA	1,705		Lexington Cnty. Sch. Dist. 1 COP, 3.50%, 3/01/09, AMBAC	No Opt. Call	1,699,834

					3,691,433

			Tennessee—0.2%
AAA	1,000		Clarksville Wtr. Swr. & Gas RB, 4.30%, 2/01/09, FSA	No Opt. Call	1,018,310

			Texas—24.4%
AAA	5,380		Austin Pub. Impvt. GO, 3.50%, 9/01/08, FSA	No Opt. Call	5,365,151
			Austin Util. Sys. RB,
AAA	5,000		6.625%, 11/15/08, AMBAC	No Opt. Call	5,356,700
AAA	11,515		Ser. A, Zero Coupon, 11/15/08, MBIA	No Opt. Call	10,407,602
AAA	5,000		Ser. A, Zero Coupon, 11/15/09, AMBAC	No Opt. Call	4,341,350
AAA	5,000		Ser. A, Zero Coupon, 11/15/09, MBIA	No Opt. Call	4,341,350
			Coppell Indpt. Sch. Dist. GO,
AAA	1,430	[3]	6.10%, 8/15/09, MBIA	ETM	1,531,845
AAA	620		6.10%, 8/15/09, MBIA	08/06 @ 100	625,506
AAA	2,500		Dallas Wtr. Wks. & Swr. Sys. RB, 3.50%, 4/01/09, FSA	No Opt. Call	2,488,775
AAA	4,390		Houston Indpt. Sch. Dist. GO, Zero Coupon, 8/15/09, AMBAC	No Opt. Call	3,850,425

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Texas—(cont’d)
			Lower Colorado River Auth. RB,
AAA	$ 2,010		3.50%, 5/15/09, MBIA	No Opt. Call	$ 2,000,573
AAA	2,690		5.25%, 5/15/09, FSA	No Opt. Call	2,814,574
AAA	1,650		Lubbock Cnty. GO, 3.50%, 2/15/09, FGIC	No Opt. Call	1,642,839
			Mun. Pwr. Agcy. RB,
AAA	1,075	[3]	Zero Coupon, 9/01/08, AMBAC	ETM	983,786
AAA	13,925		Zero Coupon, 9/01/08, AMBAC	No Opt. Call	12,716,449
AAA	1,155	[3]	Zero Coupon, 9/01/09, AMBAC	ETM	1,014,333
AAA	15,020		Zero Coupon, 9/01/09, AMBAC	No Opt. Call	13,190,714
AAA	1,500		North Texas Tollway Auth. RB, Ser. C, 5.00%, 1/01/09, FSA	No Opt. Call	1,551,840
			Pub. Fin. Auth. Bldg. RB, Gen Svcs. Comm. Projs.,
AAA	2,250	[4]	5.50%, 2/01/08, AMBAC	N/A	2,346,930
AAA	750		5.50%, 2/01/09, AMBAC	02/08 @ 101	781,230
			Pub. Fin. Auth. RB,
AAA	2,270		3.50%, 2/01/09, FGIC	No Opt. Call	2,260,262
AAA	5,900		Ser. B, 6.25%, 2/01/09, AMBAC	No Opt. Call	6,297,660
AAA	6,000	[3]	San Antonio Elec. & Gas RB, Ser. B, Zero Coupon, 2/01/10, FGIC	ETM	5,157,120
AAA	9,050		Tarrant Regl. Wtr. Dist. Impvt. RB, 3.50%, 3/01/09, FSA	No Opt. Call	9,010,180
AAA	1,825		Williamson Cnty. GO, Ser. B, 5.00%, 2/15/09, FSA	No Opt. Call	1,890,773
AAA	2,275		Ysleta Indpt. Sch. Dist. GO, Zero Coupon, 8/15/08	No Opt. Call	2,074,299

					104,042,266

			Utah—3.3%
			Intermountain Pwr. Agcy. Sply. RB,
AAA	2,215	[3]	Ser. B, 6.00%, 7/01/07, MBIA	ETM	2,280,055
AAA	1,285		Ser. B, 6.00%, 7/01/07, MBIA	No Opt. Call	1,322,586
AAA	10,300	[4]	Utah GO, Ser. F, 5.00%, 7/01/07	N/A	10,478,911

					14,081,552

			Washington—10.8%
AAA	1,250		Clark Cnty. Pub. Util. Dist. No. 1 RB, 5.00%, 1/01/09, MBIA	No Opt. Call	1,293,200
			Hlth. Care Fac. Auth. RB, Catholic Hlth. Initiatives Proj.,
AAA	1,010		Ser. A, 5.30%, 12/01/08, MBIA	No Opt. Call	1,049,683
AAA	1,000		Ser. A, 5.40%, 12/01/10, MBIA	06/10 @ 101	1,063,240
AAA	12,850		King Cnty. GO, Ser. D, 5.55%, 12/01/08, MBIA	12/07 @ 102	13,465,258
AAA	3,060		King Cnty. Pub. Transp. Sales Tax GO, 3.50%, 12/01/08, FSA	No Opt. Call	3,049,902
AAA	2,045		Motor Vehicle Fuel Tax GO, 4.00%, 7/01/09, MBIA	No Opt. Call	2,064,100
			Pub. Pwr. Sply. RB,
AAA	11,000		Ser. A, 5.80%, 7/01/07, FSA	No Opt. Call	11,287,320
AAA	5,550		Nuclear Proj. No. 3, Zero Coupon, 7/01/07	No Opt. Call	5,305,467
AAA	2,000		Nuclear Proj. No. 3, Zero Coupon, 7/01/08	No Opt. Call	1,831,100
AAA	5,710		Seattle Impvt. Ltd. Tax GO, 4.00%, 7/01/08, FSA	No Opt. Call	5,754,767

					46,164,037

			West Virginia—1.5%
AAA	1,550		Econ. Dev. Auth. RB, Correctional Juvenile & Pub. Proj., Ser. A, 4.25%, 6/01/08, MBIA	No Opt. Call	1,569,049
			Higher Ed. Policy Comm. RB,
AAA	2,455		St. Coll. Fac. Proj., Ser. A, 5.00%, 4/01/09, MBIA	No Opt. Call	2,547,333
AAA	2,135		Univ. Facs. Proj., Ser. A, 5.00%, 4/01/09, MBIA	No Opt. Call	2,215,297

					6,331,679

			Wisconsin—1.4%
AAA	6,080		Wisconsin, GO, Ser. C, 4.00%, 5/01/09, MBIA	No Opt. Call	6,134,112

			Wyoming—0.6%
			Albany Cnty. Impvts. Statutory Trust COP,
AAA	1,270		3.75%, 1/15/09, MBIA	No Opt. Call	1,272,934
AAA	1,395		3.75%, 7/15/09, MBIA	No Opt. Call	1,396,646

					2,669,580

			Total Long-Term Investments (cost $553,117,061)		563,774,998

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			SHORT-TERM INVESTMENTS—30.3%
			Connecticut—1.6%
A-1+	$ 6,700	[5]	St. Hlth. & Edl. RB, Quinnipac Univ. Proj., Ser. F, 3.16%, 4/03/06, RAA, FRDD	$ 6,700,000

			Florida—2.2%
A-1+	9,155	[5]	Pinellas Cnty. Hlth. Fac. Auth. RB, 3.18%, 4/03/06, AMBAC, FRDD	9,155,000

			Illinois—1.6%
A-1+	6,600	[5]	Joliet Regl. Port Dist. Marine Term. RB, Exxon Corp. Proj., 3.02%, 4/03/06, FRDD	6,600,000

			Kansas—0.8%
A-1+	3,455	[5]	Dept. Transp. Hwy. RB, Ser. B-1, 3.03%, 4/03/06, FRDD	3,455,000

			Louisiana—0.3%
A-1+	1,400	[5]	East Baton Rouge Parish Poll. Ctrl. RB, Exxon Proj., 3.12%, 4/03/06, FRDD	1,400,000

			Maryland—0.5%
VMIG1	2,000	[5]	Cmnty. Dev. Admin. Multi-Fam. Hsg. RB, Avalon Lea Apts. Proj., 3.14%, 4/05/06, FRWD	2,000,000

			Massachusetts—3.7%
			Hlth. & Edl. Fac. Auth. RB, Harvard Univ. Proj.,
A-1+	12,000	[5]	Ser. BB, 3.02%, 4/06/06, FRWD	12,000,000
A-1+	3,950	[5]	Ser. R, 2.92%, 4/03/06, FRDD	3,950,000

				15,950,000

			Michigan—0.4%
			Detroit Swr. Disp. RB,
A-1+	995	[5]	Ser. A, 3.17%, 4/05/06, MBIA, FRWD	997,296
A-1+	490	[5]	Ser. C-1, 3.17%, 4/06/06, FSA, FRWD	490,000

				1,487,296

			Missouri—3.5%
A-1+	10,000	[5]	St. Hlth. & Edl. Fac. RB, SSM Hlth. Care Proj., Ser. C-1, 3.15%, 4/03/06, FSA, FRDD	10,000,000
A-1+	5,100	[5]	St. Hlth. & Edl. Fac. RB, Med. Research Facs. Stowers Inst. Proj., 3.22%, 4/06/06, MBIA, FRWD	5,100,000

				15,100,000

			New Jersey—0.2%
A-1+	1,055	[5]	Edl. Fac. Auth. RB, Princeton Univ. Proj., Ser. B, 2.85%, 4/03/06, FRWD	1,055,000

			New York—2.4%
A-1+	1,700	[5]	Jay Str. Dev. Corp. Cts. Fac. Lease RB, Ser. A-2, 3.12%, 4/03/06, FRDD	1,700,000
A-1+	6,775	[5]	New York City GO, Ser. H-7, 3.13%, 4/03/06, FRDD	6,775,000
A-1+	1,900	[5]	New York City Mun. Wtr. Fin. Auth. Wtr. & Swr. Sys. RB, Ser. C, 3.01%, 4/03/06, FRDD	1,900,000

				10,375,000

			North Carolina—4.2%
A-1+	7,540	[5]	Buncombe Cnty. Met. Swr. Dist. Swr. Sys. RB, 3.17%, 4/06/06, XLCA, FRWD	7,540,000
A-1+	10,550	[5]	Mecklenburg Cnty., GO, Ser. C, 3.18%, 4/06/06, FRWD	10,550,000

				18,090,000

			Ohio—4.3%
VMIG1	7,000	[5]	Hamilton Cnty. Hosp. Facs. RB, Ser. A, 3.19%, 4/05/06, FRWD	7,000,000
A-1+	500	[5]	Kent St. Univ. RB, 3.17%, 4/05/06, MBIA, FRWD	500,000
VMIG1	10,605	[5]	Univ. of Akron RB, 3.17%, 4/06/06, FGIC, FRWD	10,605,000

				18,105,000

			Pennsylvania—1.9%
VMIG1	8,195	[5]	Higher Ed. Facs. Auth. RB, St. Sys. Higher Ed. Proj., Ser. A, 3.15%, 4/06/06, MBIA, FRWD	8,195,000

				8,195,000

			Puerto Rico—0.6%
A-1	2,500	[5]	Hwy. & Transp. Auth. Transp. RB, Ser. A, 3.13%, 4/05/06, AMBAC, FRWD	2,500,000

			Tennessee—0.1%
VMIG1	270	[5]	Clarksville Pub. Bldg. Auth. RB, 3.17%, 4/03/06, FRDD	270,000

			Washington—0.6%
A-1+	2,500	[5]	Snohomish Cnty. Pub Util. Dist. No.001 Generation Sys. RB, Ser. A-1, 3.17%, 4/05/06, FSA, FRWD	2,500,000

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

Shares
(000)	Description	Value

	Money Market Fund—1.4%
6,000	AIM Tax Free Investment Co. Cash Reserve Portfolio	$ 6,000,000

	Total Short-Term Investments (cost $128,937,296)	128,937,296

	Total Investments—162.7% (cost $682,054,3576)	$ 692,712,294
	Other assets in excess of liabilities—1.0%	4,218,252
	Preferred shares at redemption value, including dividends payable—(63.7)%	(271,163,038)

	Net Assets Applicable to Common Shareholders—100%	$ 425,767,508

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is collateralized by U.S. Treasury obligations.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of March 31, 2006.
[6]	Cost for Federal income tax purposes is $681,670,553. The net unrealized appreciation on a tax basis is $11,041,741, consisting of $13,874,238 gross unrealized appreciation and $2,832,497 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 87.8% of the Trust’s managed assets. The Trust had the following insurance concentrations:

AMBAC	—	21.4%
CAPMAC	—	3.0%
FGIC	—	12.8%
FSA	—	18.5%
MBIA	—	29.2%
RAA	—	1.0%
XLCA	—	1.1%
Other	—	0.8%

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
CAPMAC	—	Capital Markets Assurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
COP	—	Certificate of Participation	PCRB	—	Pollution Control Revenue Bond
ETM	—	Escrowed to Maturity	RAA	—	Radian Asset Assurance
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FRDD	—	Floating Rate Daily Demand	ST	—	Special Tax
FRWD	—	Floating Rate Weekly Demand	XLCA	—	XL Capital Assurance
FSA	—	Financial Security Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Insured Municipal 2008 Term Trust, Inc.___

By:___/s/ Henry Gabbay____________________________________
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: May 25, 2006

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:___/s/ Robert S. Kapito___________________________________
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: May 25, 2006

By:__/s/ Henry Gabbay______________________________________
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: May 25, 2006